Goldman Sachs Emerging Markets Equity Insights Fund Expense Example - Class P Shares [Member] - Goldman Sachs Emerging Markets Equity Insights Fund - Class P Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	338
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	$ 1,338